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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/07

Item 1.  Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007



AIMinvestments.com                APG-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                      --Registered Trademark--

AIM Asia Pacific Growth Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
                                                   ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-92.44%

AUSTRALIA-15.86%
Australia and New Zealand Banking Group
   Ltd. (Diversified Banks) (a)                       228,500   $    5,189,784
Babcock & Brown Ltd. (Other Diversified
   Financial Services) (a)(b)                         234,300        4,754,002
BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)(b)                                     336,900        6,895,739
Bradken Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)                                801,425        5,448,084
Brambles Ltd. (Diversified Commercial &
   Professional Services) (b)(c)                      843,000        9,086,872
Computershare Ltd. (Data Processing &
   Outsourced Services) (a)                           793,000        5,671,304
CSL Ltd. (Biotechnology) (a)                          144,100        7,803,707
MFS Ltd. (Other Diversified Financial
   Services) (b)                                      773,000        3,331,731
QBE Insurance Group Ltd. (Property &
   Casualty Insurance) (a)                            293,000        7,040,335
Ramsay Health Care Ltd. (Health Care
   Facilities) (a)(b)                                 465,700        4,257,298
Toll Holdings Ltd. (Trucking) (a)                     402,200        6,581,079
United Group Ltd. (Construction &
   Engineering) (a)(b)                                443,000        4,555,687
Woolworths Ltd. (Food Retail) (a)                     271,200        5,024,580
Zinifex Ltd. (Diversified Metals & Mining)
   (a)                                                334,800        4,305,958
                                                                --------------
                                                                    79,946,160
                                                                --------------
CHINA-12.04%
Celestial NutriFoods Ltd. (Packaged Foods &
   Meats) (a)(c)                                    3,578,000        3,493,051
China Green (Holdings) Ltd. (Agricultural
   Products) (a)                                    7,062,000        4,071,912
China Mengniu Dairy Co. Ltd. (Packaged
   Foods & Meats) (a)                               1,455,000        4,368,240
China Petroleum and Chemical Corp.
   (Sinopen)-Class H (Integrated Oil & Gas)
   (a)                                              5,472,000        4,579,837
FU JI Food & Catering Services
   (Restaurants) (a)                                2,648,000        5,581,441
Longcheer Holdings Ltd. (Integrated
   Telecommunication Services)                      3,018,000        2,181,403
Mingyuan Medicare Development Co. Ltd.
   (Technology Distributors) (a)                   44,300,000        4,368,490
Minth Group Ltd. (Auto Parts & Equipment)
   (a)                                              3,676,000        2,946,065
Pine Agritech Ltd. (Agricultural Products)
   (a)                                              2,504,000        1,005,234

                                                     SHARES          VALUE
                                                   ----------   --------------
CHINA-(CONTINUED)
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (a)           2,172,000   $   10,560,321
SIM Technology Group Ltd. (Communications
   Equipment) (a)                                   5,478,000        2,154,752
Solarfun Power Holdings Co. -ADR
   (Electrical Components & Equipment) (c)            189,669        2,850,725
Xingda International Holdings Ltd. (Steel)
   (c)                                              6,668,000        3,663,549
Xinyi Glass Holding Co. Ltd. (Auto Parts &
   Equipment) (a)                                   9,042,000        4,236,356
Xiwang Sugar Holdings Co. Ltd. (Packaged
   Foods & Meats) (a)                               4,280,000        2,082,901
Yantai North Andre Juice Co. Ltd. -Class H
   (Packaged Foods & Meats) (a)                    22,125,000        2,578,606
                                                                --------------
                                                                    60,722,883
                                                                --------------
HONG KONG-17.75%
ASM Pacific Technology Ltd. (Semiconductor
   Equipment) (a)                                     455,000        2,752,934
Champion REIT (Office REIT's)  (Acquired
   05/16/2006; Cost $1,993,400)(c)(d)               3,000,000        1,659,794
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (a)                      673,000        8,922,477
China Yurun Food Group Ltd. (Packaged Foods
   & Meats) (a)                                     2,977,181        2,702,095
CNOOC Ltd. -ADR (Oil & Gas Exploration &
   Production) (b)                                     41,700        3,576,609
Dickson Concepts (International) Ltd.
   (Apparel Retail) (a)                             3,149,000        3,350,892
Esprit Holdings Ltd. (Apparel Retail) (a)             913,500        9,334,046
eSun Holdings Ltd. (Hotels, Resorts &
   Cruise Lines) (a)(c)                             1,276,000        1,221,559
Hengan International Group Co. Ltd.
   (Personal Products) (a)                          1,428,000        3,895,319
Hopewell Holdings Ltd. (Highways &
   Railtracks) (a)                                  1,978,000        7,579,650
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (a)                                 611,000        6,102,389
Lee & Man Paper Manufacturing Ltd. (Paper
   Products) (a)                                    1,608,000        3,822,836
Li & Fung Ltd. (Distributors) (a)                   2,892,200        9,117,044
Neo-Neon Holdings Ltd. (Electronic
   Equipment Manufacturers)  (Acquired
   12/08/2006; Cost $252,106)(c)(d)                   281,000          291,501

AIM Asia Pacific Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
HONG KONG-(CONTINUED)
Paliburg Holdings Ltd. (Hotels, Resorts &
   Cruise Lines) (a)                               83,576,000   $    3,561,095
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (a)            55,424,000        4,931,259
Top Form International Ltd. (Apparel,
   Accessories & Luxury Goods) (a)                 19,300,000        3,444,927
Transport International (Holdings) Ltd.
   (Trucking) (a)                                     454,800        2,580,279
Wing Hang Bank Ltd. (Diversified Banks) (a)           283,000        3,582,960
Yue Yuen Industrial (Holdings) Ltd.
   (Footwear)                                       2,109,000        7,090,142
                                                                --------------
                                                                    89,519,807
                                                                --------------
INDIA-4.01%
Aztecsoft Ltd. (IT Consulting & Other
   Services) (a)                                      628,216        2,069,145
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment) (a)                           56,500        3,228,073
Housing Development Finance Corp. Ltd.
   (Thrifts & Mortgage Finance) (a)                    99,300        3,779,960
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (a)                                168,056        8,612,099
Maruti Udyog Ltd. (Automobile
   Manufacturers) (a)                                 120,200        2,517,333
                                                                --------------
                                                                    20,206,610
                                                                --------------
INDONESIA-2.55%
PT Astra International Tbk (Automobile
   Manufacturers) (a)                               1,914,000        3,148,015
PT Mayora Indah Tbk (Packaged Foods &
   Meats) (a)                                       2,439,000          382,974
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services)
   (a)                                              5,791,500        6,047,152
PT United Tractors Tbk (Construction & Farm
   Machinery & Heavy Trucks) (a)                    4,411,000        3,271,244
                                                                --------------
                                                                    12,849,385
                                                                --------------
MALAYSIA-5.66%
Bumiputra-Commerce Holdings Berhad
   (Diversified Banks) (a)                            765,000        2,017,557
Kossan Rubber Industries Berhad (Commodity
   Chemicals) (a)                                   1,927,000        2,602,353
Lafarge Malayan Cement Berhad (Construction
   Materials) (a)                                   1,396,500          658,174
Public Bank Berhad (Diversified Banks) (a)          3,252,000        8,570,090
SP Setia Berhad (Real Estate Management &
   Development) (a)                                 5,521,700        9,481,843
WCT Engineering Berhad (Construction &
   Engineering) (a)                                 3,729,000        5,227,768
                                                                --------------
                                                                    28,557,785
                                                                --------------

                                                     SHARES          VALUE
                                                   ----------   --------------
PHILIPPINES-3.74%
First Gen Corp. (Independent Power Producers
   & Energy Traders) (a)                            2,824,900   $    3,207,796
Philippine Long Distance Telephone Co.
   (Wireless Telecommunication Services) (a)          148,000        7,912,474
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/2006;  Cost
   $152,259)(c)(d)                                  2,335,000          231,946
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)(c)             7,955,000          790,204
SM Investments Corp. (Industrial
   Conglomerates) (a)                                 886,620        6,737,500
                                                                --------------
                                                                    18,879,920
                                                                --------------
SINGAPORE-5.99%
Ezra Holdings  Ltd. (Oil & Gas Equipment &
   Services) (a)                                    3,872,000       11,823,305
Gems TV Holdings Ltd. (Apparel, Accessories &
   Luxury Goods)  (Acquired 11/03/2006; Cost
   $559,833)(c)(d)                                    801,000          646,767
Gems TV Holdings Ltd. (Apparel, Accessories &
   Luxury Goods)(c)                                 3,200,000        2,583,838
Keppel Corp. Ltd. (Industrial Conglomerates) (a)      742,000        8,704,046
United Overseas Bank Ltd. (Diversified Banks)
   (a)                                                520,000        6,445,164
                                                                --------------
                                                                    30,203,120
                                                                --------------
SOUTH KOREA-14.90%
Cheil Communications Inc. (Advertising)                13,700        3,186,723
CJ Corp. (Packaged Foods & Meats) (a)                  47,930        5,206,659
Daegu Bank (Regional Banks) (a)                       374,180        6,178,609
Daesang Corp. (Packaged Foods & Meats) (a)            269,600        3,131,562
Hana Financial Group Inc. (Diversified
   Banks) (a)                                         148,357        7,348,457
Hyundai Department Store Co., Ltd.
   (Department Stores) (a)(c)                          86,980        6,932,993
Hyundai Development Co. (Construction &
   Engineering) (a)(c)                                 67,800        3,584,810
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (a)                                         17,300        2,500,622
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)                                             27,040        3,374,615
Joongang Construction Co., Ltd.
   (Construction & Engineering) (a)(c)                213,690        2,907,936
Kookmin Bank (Diversified Banks)                       38,000        3,023,048
Lotte Confectionery Co., Ltd. (Packaged
   Foods & Meats) (a)(c)                                2,575        3,174,448
NHN Corp. (Internet Software & Services) (a)           21,600        2,850,591
Samsung Electronics Co., Ltd.
   (Semiconductors) (a)                                10,150        6,284,615
Shinsegae Co., Ltd. (Hypermarkets & Super
   Centers) (a)                                         5,000        2,901,020

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Asia Pacific Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
SOUTH KOREA-(CONTINUED)
Sung Kwang Bend Co., Ltd. (Building
   Products) (a)(c)                                   373,400   $    3,061,871
Taegu Department Store Co., Ltd.                      165,880        2,942,322
   (Department Stores)
TechnoSemiChem Co., Ltd. (Commodity
   Chemicals) (a)                                     215,577        4,631,901
Woongjin Coway Co., Ltd. (Housewares &
   Specialties) (a)(c)                                 72,500        1,893,381
                                                                --------------
                                                                    75,116,183
                                                                --------------
TAIWAN-6.05%
Catcher Technology Co., Ltd. (Computer
   Storage & Peripherals) (a)                         301,516        3,262,037
Delta Electronics Inc. (Electronic
   Equipment Manufacturers) (a)                       525,000        1,715,718
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (a)          1,232,680        8,431,417
Hung Poo Real Estate Development Corp.
   (Real Estate Management & Development)
   (a)                                              2,274,000        2,124,403
MediaTek Inc. (Semiconductors) (a)                    733,700        8,014,746
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)(c)                          1,626,677        3,359,977
Wistron Corp. (Computer Hardware) (a)               2,470,542        3,569,215
                                                                --------------
                                                                    30,477,513
                                                                --------------
THAILAND-3.89%
Kasikornbank PCL (Diversified Banks) (a)            2,417,000        4,417,489
Siam Commercial Bank PCL (Diversified
   Banks) (a)                                       4,966,000        8,431,482
Thai Oil PCL (Oil & Gas Refining &
   Marketing) (a)                                   2,559,000        4,254,544
Thai Stanley Electric PCL -Class F (Auto
   Parts & Equipment) (a)                             651,800        2,528,863
                                                                    19,632,378
                                                                --------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $320,594,479)                                466,111,744
                                                                --------------
MONEY MARKET FUNDS-5.69%
Liquid Assets Portfolio -Institutional
   Class (e)                                       14,334,564       14,334,564
Premier Portfolio -Institutional Class (e)         14,334,564       14,334,564
                                                                --------------
     Total Money Market Funds
        (Cost $28,669,128)                                          28,669,128
                                                                --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-98.13%
   (Cost $349,263,607)                                             494,780,872
                                                                --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.05%
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                    10,207,387       10,207,387

                                                     SHARES          VALUE
                                                   ----------   --------------
MONEY MARKET FUNDS-(CONTINUED)

STIC Prime Portfolio -Institutional Class
   (e)(f)                                          10,207,387   $   10,207,387
                                                                --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $20,414,774)                                            20,414,774
                                                                --------------
TOTAL INVESTMENTS-102.18%
   (Cost $369,678,381)                                             515,195,646
                                                                --------------
OTHER ASSETS LESS LIABILITIES-(2.18)%                             (10,967,805)
                                                                --------------
NET ASSETS-100.00%                                              $  504,227,841
                                                                --------------

Investment Abbreviations:
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $415,599,955, which represented 82.42% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at January 31, 2007.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $2,830,008, which represented 0.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Asia Pacific Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Asia Pacific Growth Fund
          procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Asia Pacific Growth Fund

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets            $12,536,110   $23,429,447    $(21,630,993)         $--        $14,334,564   $165,969       $--
   Portfolio -
   Institutional Class
Premier  Portfolio-
   Institutional Class    12,536,110    23,429,447     (21,630,993)          --         14,334,564    164,943        --
                          ----------    ----------     -----------          ---        -----------   --------       ---
   SUBTOTAL              $25,072,220   $46,858,894    $(43,261,986)         $--        $28,669,128   $330,912       $--
                         ===========   ===========    ============          ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                          UNREALIZED
                              VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                         10/31/06        COST           SALES       (DEPRECIATION)     01/31/07    INCOME *   GAIN (LOSS)
----                       -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class     $ 8,332,014    $13,809,800   $(11,934,427)         $--        $10,207,387   $  1,249       $--
STIC Prime Portfolio
   - Institutional Class     8,332,013     13,809,800    (11,934,426)          --         10,207,387      1,250        --
   SUBTOTAL                $16,664,027    $27,619,600   $(23,868,853)         $--        $20,414,774   $  2,499       $--
                           -----------    -----------   ------------          ---        -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES        $41,736,247    $74,478,494   $(67,130,839)         $--        $49,083,902   $333,411       $--
                           ===========    ===========   ============          ===        ===========   ========       ===

*    Net of compensation to counterparties.

AIM Asia Pacific Growth Fund

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

               At January 31, 2007, securities with an aggregate value of $19,566,575 were on loan to brokers. The loans were secured by cash collateral of $20,414,774 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $2,499 for securities lending transactions, which are net of compensation to counterparties.

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $92,017,359 and $41,373,173, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $151,964,819
Aggregate unrealized (depreciation) of investment securities     (6,733,216)
                                                               ------------
Net unrealized appreciation of investment securities           $145,231,603
                                                               ============

Cost of investments for tax purposes is $369,964,043.

                            AIM EUROPEAN GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   EGR-QTR-1 1/07   A I M Advisors, Inc.

AIM European Growth Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-90.64%
BELGIUM-3.22%
Colruyt S.A. (Food Retail) (a)                           68,300   $   14,538,919
InBev N.V. (Brewers) (a)                                316,586       20,410,709
KBC Groep N.V. (Diversified Banks) (a)                  112,324       14,164,824
                                                                  --------------
                                                                      49,114,452
                                                                  --------------
CYPRUS-1.02%
Bank of Cyprus Public PCL (Diversified
   Banks) (a)                                         1,019,090       15,571,759
                                                                  --------------
DENMARK-0.93%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)(b)                             165,033       14,204,472
                                                                  --------------
FINLAND-0.67%
Nokian Renkaat Oyj (Tires & Rubber) (a)                 517,950       10,255,587
                                                                  --------------
FRANCE-9.57%
Axa (Multi-Line Insurance) (a)                          385,967       16,381,101
BNP Paribas (Diversified Banks) (a)                     228,401       25,658,427
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)                                        192,431       12,250,062
Euler Hermes S.A. (Property & Casualty
   Insurance) (a)                                        63,700        9,443,416
Neopost S.A. (Office Electronics) (a)                   104,800       13,506,792
Sanofi-Aventis (Pharmaceuticals) (a)                    119,383       10,543,896
Societe Generale (Diversified Banks)                     67,790       11,971,061
Total S.A. (Integrated Oil & Gas) (a)                   286,292       19,331,198
Vinci S.A. (Construction & Engineering) (a)             196,000       27,049,114
                                                                  --------------
                                                                     146,135,067
                                                                  --------------
GERMANY-10.88%
Bayer A.G. (Diversified Chemicals) (a)                  307,929       18,194,068
Celesio A.G. (Health Care Distributors) (a)             178,400       10,219,848
Commerzbank A.G. (Diversified Banks) (a)                393,690       16,717,008
Continental A.G. (Tires & Rubber)                       109,170       13,211,731
Deutsche Boerse A.G. (Specialized Finance)               92,500       19,433,966
MAN A.G. (Industrial Machinery)                         159,365       16,764,934
Merck KGaA (Pharmaceuticals) (a)                         88,568       10,326,641
MTU Aero Engines Holding A. G. (Aerospace &
   Defense) (a)                                         365,023       19,475,834
Puma A.G. Rudolf Dassler Sport (Footwear) (a)            72,448       26,420,987
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
GERMANY-(CONTINUED)
Siemens A.G. (Industrial Conglomerates) (a)(c)          138,775   $   15,286,570
                                                                  --------------
                                                                     166,051,587
                                                                  --------------
GREECE-5.98%
EFG Eurobank Ergasias (Diversified Banks) (a)           182,040        7,155,038
Intralot S.A. (Casinos & Gaming) (a)                    843,899       28,422,800
OPAP S.A. (Casinos & Gaming) (a)                        341,160       12,813,322
OPAP S.A. (Casinos & Gaming) (Acquired
   7/14/03; Cost $1,109,094)(a)(d)                      104,000        3,906,042
Piraeus Bank S.A. (Diversified Banks) (a)               473,375       16,981,640
Titan Cement Co. (Construction Materials) (a)           391,243       22,065,459
                                                                  --------------
                                                                      91,344,301
                                                                  --------------
HUNGARY-1.72%
MOL Hungarian Oil and Gas Nyrt. (Integrated
   Oil & Gas) (a)                                        58,473        6,039,649
OTP Bank Nyrt. (Diversified Banks) (a)                  452,858       20,278,575
                                                                  --------------
                                                                      26,318,224
                                                                  --------------
IRELAND-5.16%
Anglo Irish Bank Corp. PLC (Diversified Banks) (a)    1,642,213       33,354,321
CRH PLC (Construction Materials)                        391,298       15,451,761
FBD Holdings PLC (Multi-Line Insurance) (a)             153,607        7,961,054
IAWS Group PLC (Packaged Foods & Meats) (a)             540,789       12,993,715
Independent News & Media PLC (Publishing) (a)         2,289,800        9,060,481
                                                                  --------------
                                                                      78,821,332
                                                                  --------------
ITALY-2.19%
Davide Campari-Milano S.p.A. (Distillers &
   Vintners)                                          1,264,000       12,972,550
Eni S.p.A. (Integrated Oil & Gas) (a)                   634,414       20,467,441
                                                                  --------------
                                                                      33,439,991
                                                                  --------------
NETHERLANDS-6.20%
Aalberts Industries N.V.
   (Industrial Machinery) (a)                           252,436       23,312,940
Heineken Holding N.V. (Brewers) (a)                     327,048       14,190,713
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                        115,677        5,060,187
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (a)(c)                                  653,037       13,540,225
Nutreco Holding N.V. (Agricultural
   Products)                                            177,617       12,233,684

AIM European Growth Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
NETHERLANDS-(CONTINUED)
USG People N.V. (Human Resource &
   Employment Services) (a)                             618,464   $   26,311,661
                                                                  --------------
                                                                      94,649,410
                                                                  --------------
NORWAY-5.77%
Cermaq A.S.A. (Packaged Foods & Meats) (a)              993,585       16,164,971
Pan Fish A. S. A (Packaged Foods & Meats)
   (Acquired 3/07/06; Cost
   $6,058,660)(a)(b) (c)(d)                           9,215,000        9,918,954
Pan Fish A.S.A. (Packaged Foods & Meats)
   (a)(b)(c)                                          5,318,100        5,724,362
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(b)                       1,258,230       29,490,202
Prosafe A.S.A. (Oil & Gas Equipment &
   Services) (a)(c)                                     619,106        9,709,390
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (b)                            836,000       17,046,188
                                                                  --------------
                                                                      88,054,067
                                                                  --------------
RUSSIA-1.64%
LUKOIL -ADR (Integrated Oil & Gas)                       89,000        7,039,900
Vimpel-Communications -ADR (Wireless
   Telecommunication Services) (b)                      210,400       17,974,472
                                                                  --------------
                                                                      25,014,372
                                                                  --------------
SPAIN-2.88%
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)                              745,275       14,191,844
Corporacion Mapfre S.A. (Multi-Line Insurance) (a)    2,141,489       10,783,945
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)                                          334,813       19,063,669
                                                                  --------------
                                                                      44,039,458
                                                                  --------------
SWEDEN-1.67%
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                       390,930       13,463,704
Swedish Match A.B. (Tobacco)                            676,500       11,972,504
                                                                  --------------
                                                                      25,436,208
                                                                  --------------
SWITZERLAND-10.01%
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods) (a)(e)       354,630       19,790,111
Credit Suisse Group (Diversified Capital
   Markets) (a)                                         213,264       15,127,872
Nestle S.A. (Packaged Foods & Meats)                     47,771       17,523,331
Phonak Holding A.G. (Health Care Equipment)             155,000       11,994,493
Rieter Holding A.G. (Auto Parts &
   Equipment) (a)                                        28,139       16,131,541
Roche Holding A.G. (Pharmaceuticals) (a)                155,045       29,226,501
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)                                       136,500       25,224,971
UBS A.G. (Diversified Capital Markets) (a)              282,581       17,759,912
                                                                  --------------
                                                                     152,778,732
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
TURKEY-1.54%
Akbank T.A.S. (Diversified Banks) (a)                 2,323,478   $   14,967,724
Tupras-Turkiye Petrol Rafinerileri A.S.
   (Oil & Gas Refining & Marketing) (a)                 475,398        8,499,831
                                                                  --------------
                                                                      23,467,555
                                                                  --------------
UNITED KINGDOM-19.59%
Amlin PLC (Multi-Line Insurance) (a)                  2,873,758       17,323,431
Aviva PLC (Multi-Line Insurance) (a)                    737,896       11,949,974
Balfour Beatty PLC (Construction &
   Engineering) (a)                                   1,766,700       14,512,857
Bunzl PLC (Trading Companies &
   Distributors) (a)                                  1,360,864       17,089,130
Capita Group PLC (Human Resource &
   Employment Services)                               1,409,600       17,558,257
Enterprise Inns (Restaurants) (a)                     1,155,560       14,644,169
Homeserve PLC (Diversified Commercial &
   Professional Services)                               320,173       10,838,426
Imperial Tobacco Group PLC (Tobacco)                    520,261       21,240,418
Inchcape PLC (Distributors) (a)                       1,371,180       14,368,278
Informa PLC (Publishing) (a)                          2,073,141       22,823,288
International Power PLC (Independent Power
   Producers & Energy Traders)                        2,511,089       17,773,065
Mitie Group PLC (Diversified Commercial &
   Professional Services)                             2,919,500       13,622,861
Punch Taverns PLC (Restaurants) (a)                     524,640       11,864,105
Reckitt Benckiser PLC (Household Products) (a)          257,245       12,411,771
Shire PLC (Pharmaceuticals) (a)                       1,105,300       23,296,709
Tesco PLC (Food Retail) (a)                           1,308,319       10,770,447
Ultra Electronics Holdings PLC (Aerospace &
   Defense)                                             547,110       12,264,689
Vedanta Resources PLC (Diversified Metals &
   Mining) (a)                                          650,529       14,910,108
WPP Group PLC (Advertising) (a)                       1,347,192       19,819,595
                                                                  --------------
                                                                     299,081,578
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $771,249,631)                                       1,383,778,152
                                                                  --------------
PREFERRED STOCKS-2.78%
GERMANY-2.78%
Porsche A.G. -Pfd. (Automobile Manufacturers) (c)        17,151       21,666,727
Henkel KGaA -Pfd. (Household Products) (a)              133,453       20,883,075
                                                                  --------------
      Total Foreign Preferred Stocks
         (Cost $28,799,369)                                           42,549,802
                                                                  --------------
MONEY MARKET FUNDS-5.92%
Liquid Assets Portfolio -Institutional Class (f)     45,179,091       45,179,091
Premier Portfolio -Institutional Class (f)           45,179,091       45,179,091
                                                                  --------------
      Total Money Market Funds
         (Cost $90,358,182)                                           90,358,182
                                                                  --------------
Total Investments (excluding investments
   purchased with cash collateral from securities
   loaned)-99.35%
   (Cost $890,407,182)                                            $1,516,686,136
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM European Growth Fund

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.52%
Liquid Assets Portfolio -Institutional Class (f)(g)  53,721,498       53,721,498
                                                                  --------------
      Total Money Market Funds (purchased with cash
         collateral from securities loaned)
         (Cost $53,721,498)                                           53,721,498
                                                                  --------------
TOTAL INVESTMENTS-102.86%
   (Cost $944,128,680)                                             1,570,407,634
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(2.86)%                                (43,725,589)
                                                                  --------------
NET ASSETS-100.00%                                                $1,526,682,045
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Pfd.  -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $1,125,772,936, which represented 73.74% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2007.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $13,824,996, which represented 0.91% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM European Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM European Growth Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM European Growth Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                      10/31/06         COST           SALES       (DEPRECIATION)     01/31/07      INCOME     GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $36,994,298    $42,153,961    $(33,969,168)       $--         $45,179,091   $  657,479       $--
Premier Portfolio-
   Institutional Class    36,994,298     42,153,961     (33,969,168)        --          45,179,091      653,388        --
                         -----------    -----------    ------------        ---         -----------   ----------       ---
   SUBTOTAL              $73,988,596    $84,307,922    $(67,938,336)       $--         $90,358,182   $1,310,867       $--
                         -----------    -----------    ------------        ---         -----------   ----------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                            VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                       10/31/06        COST            SALES       (DEPRECIATION)     01/31/07       INCOME*    GAIN (LOSS)
----                     -----------   ------------   --------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class    21,417,700   $116,383,262   $ (84,079,464)        $--           53,721,498   $  111,331       $--
                         -----------   ------------   -------------         ---         ------------   ----------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $95,406,296   $200,691,184   $(152,017,800)        $--         $144,079,680   $1,422,198       $--
                         -----------   ------------   -------------         ---         ------------   ----------       ---

*    Net of compensation to counterparties.

AIM European Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $28,876,330 were on loan to brokers. The loans were secured by cash collateral of $53,721,498 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $111,331 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $105,564,193 and $52,787,560, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $626,595,533
Aggregate unrealized (depreciation) of investment securities       (438,088)
                                                               ------------
Net unrealized appreciation of investment securities           $626,157,445
                                                               ============

Cost of investments for tax purposes is $944,250,189.

                        AIM GLOBAL AGGRESSIVE GROWTH FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2007


AIMinvestments.com                GLA-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                      --Registered Trademark--

AIM Global Aggressive Growth Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
                                                   ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-61.37%

AUSTRALIA-1.26%
CSL Ltd. (Biotechnology) (a)                          145,100   $    7,857,862
Zinifex Ltd. (Diversified Metals & Mining) (a)        390,600        5,023,618
                                                                --------------
                                                                    12,881,480
                                                                --------------
BRAZIL-1.52%
Perdigao S.A. (Packaged Foods & Meats)                525,900        6,685,012
Unibanco-Uniao de Bancos Brasileiros S.A.-GDR
   (Diversified Banks)                                 93,600        8,876,088
                                                                --------------
                                                                    15,561,100
                                                                --------------
CANADA-4.67%
Astral Media Inc. (Broadcasting & Cable TV)           158,400        6,178,771
Brookfield Asset Management Inc. -Class A
   (Real Estate Management & Development) (b)         204,550        9,993,694
Power Financial Corp. (Life & Health Insurance)       263,200        8,403,522
Sherritt International Corp. (Diversified
   Metals & Mining)                                   967,300       11,467,523
Shoppers Drug Mart Corp. (Drug Retail)
   (Acquired 05/16/03-11/18/03; Cost
   $4,714,720)(c)(d)(e)                               277,500       11,859,841
                                                                --------------
                                                                    47,903,351
                                                                --------------
CYPRUS-1.04%
Bank of Cyprus Public PCL (Diversified
   Banks) (a)                                         699,400       10,686,876

FINLAND-0.76%
Nokian Renkaat Oyj (Tires & Rubber) (a)(b)            393,500        7,791,434

GERMANY-5.07%
Celesio A.G. (Health Care Distributors) (a)           170,600        9,773,016
Continental A.G. (Tires & Rubber)                      90,140       10,908,724
Deutsche Boerse A.G. (Specialized Finance)             75,200       15,799,289
Puma A.G. Rudolf Dassler Sport (Footwear) (a)          38,700       14,113,464
Puma A.G. Rudolf Dassler Sport (Footwear)
   (Acquired 06/02/03; Cost $398,309)(a)(c)             3,935        1,435,051
                                                                --------------
                                                                    52,029,544
                                                                --------------
GREECE-4.84%
EFG Eurobank Ergasias (Diversified Banks) (a)         167,424        6,580,559

                                                     SHARES          VALUE
                                                   ----------   --------------
GREECE-(CONTINUED)
Intralot S.A. (Casinos & Gaming) (a)                  477,186   $   16,071,784
OPAP S.A. (Casinos & Gaming) (a)                      205,630        7,723,072
OPAP S.A. (Casinos & Gaming) (Acquired
   07/14/03; Cost $2,090,216)(a)(c)                   196,000        7,361,388
Titan Cement Co. (Construction Materials) (a)         209,800       11,832,374
                                                                --------------
                                                                    49,569,177
                                                                --------------
HONG KONG-2.31%
Esprit Holdings Ltd. (Apparel Retail) (a)             764,000        7,806,471
Hongkong Land Holdings Ltd. (Real Estate
   Management & Development) (a)                    1,857,000        8,267,267
Regal Hotels International Holdings Ltd.
   (Hotels, Resorts & Cruise Lines) (a)            85,292,000        7,588,715
                                                                --------------
                                                                    23,662,453
                                                                --------------
HUNGARY-2.05%
OTP Bank Nyrt. (Diversified Banks) (a)(b)             470,069       21,049,268

INDONESIA-0.56%
PT Astra International Tbk (Automobile
   Manufacturers) (a)                               3,487,000        5,735,176

IRELAND-3.34%
Anglo Irish Bank Corp. PLC (Diversified Banks)
   (a)                                              1,381,762       28,063,496
Independent News & Media PLC (Publishing) (a)       1,566,800        6,199,651
                                                                --------------
                                                                    34,263,147
                                                                --------------
JAPAN-2.08%
EXEDY Corp. (Auto Parts & Equipment) (a)(b)           317,800       10,308,291
JSR Corp. (Specialty Chemicals) (a)(b)                214,000        5,097,979
Suzuki Motor Corp. (Automobile Manufacturers)
   (b)                                                207,000        5,952,022
                                                                --------------
                                                                    21,358,292
                                                                --------------
MEXICO-1.92%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)              173,500        7,696,460
Corporacion GEO, S.A. de C.V. -Series B
   (Homebuilding) (e)                                 848,800        4,505,537
Wal-Mart de Mexico S.A. de C.V. -Series V
   (Hypermarkets & Super Centers)                   1,679,900        7,437,551
                                                                --------------
                                                                    19,639,548
                                                                --------------

AIM Global Aggressive Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
NETHERLANDS-2.65%
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (a)(b)                                372,164   $    7,716,537
USG People N.V. (Human Resource &
   Employment Services) (a)                           457,718       19,472,954
                                                                --------------
                                                                    27,189,491
                                                                --------------
NORWAY-3.37%
Pan Fish A.S.A. (Packaged Foods & Meats)
   (a)(b)(e)                                        9,537,000       10,265,553
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(e)                       785,820       18,417,929
Prosafe A.S.A. (Oil & Gas Equipment &
   Services) (a)(b)                                   374,370        5,871,214
                                                                --------------
                                                                    34,554,696
                                                                --------------
PHILIPPINES-0.21%
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders) (e)           16,536,000        1,642,593
PNOC Energy Development Corp. (Independent
   Power Producers & Energy Traders)
   (Acquired 12/04/06; Cost $343,121)(c)(e)         5,262,000          522,697
                                                                --------------
                                                                     2,165,290
                                                                --------------
RUSSIA-2.03%
Vimpel-Communications -ADR (Wireless
   Telecommunication Services) (e)                    243,070       20,765,470

SOUTH AFRICA-2.90%
Standard Bank Group Ltd. (Diversified
   Banks) (a)(b)                                    1,338,442       18,334,845
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (a)(b)                 448,900       10,001,346
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (Acquired
   06/18/04; Cost $727,409)(a)(b)(c)                   64,700        1,441,495
                                                                --------------
                                                                    29,777,686
                                                                --------------
SOUTH KOREA-2.05%
Daegu Bank (Regional Banks) (a)                       504,700        8,333,807
Hyundai Development Co. (Construction &
   Engineering) (a)(e)                                129,290        6,835,990
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)                                             47,050        5,871,880
                                                                --------------
                                                                    21,041,677
                                                                --------------
SPAIN-0.75%
Corporacion Mapfre S.A. (Multi-Line Insurance)
   (a)                                              1,534,741        7,728,531

SWEDEN-0.85%
Swedish Match A.B. (Tobacco)                          493,700        8,737,362

SWITZERLAND-4.48%
Baloise Holding A.G. (Multi-Line Insurance) (a)        93,300        9,481,700

                                                     SHARES          VALUE
                                                   ----------   --------------
SWITZERLAND-(CONTINUED)
Phonak Holding A.G. (Health Care Equipment)           119,000   $    9,208,675
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a) (e)                                 147,600       27,276,232
                                                                --------------
                                                                    45,966,607
                                                                --------------
THAILAND-1.02%
Siam Commercial Bank PCL (Diversified Banks) (a)    6,163,000       10,463,799

TURKEY-0.64%
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil &
   Gas Refining & Marketing) (a)                      367,305        6,567,193

UNITED KINGDOM-9.00%
Bunzl PLC (Trading Companies & Distributors) (a)      799,533       10,040,183
Capita Group PLC (Human Resource & Employment
   Services)                                          885,000       11,023,735
Enterprise Inns PLC (Restaurants) (a)               1,250,100       15,842,254
Inchcape PLC (Distributors) (a)                     1,200,600       12,580,809
Informa PLC (Publishing) (a)                        1,187,305       13,071,086
International Power PLC (Independent Power
   Producers & Energy Traders)                      1,845,000       13,058,600
Shire PLC (Pharmaceuticals) (a)                       789,500       16,640,507
                                                                --------------
                                                                    92,257,174
                                                                --------------
      Total Foreign Common Stocks & Other Equity
         Interests (Cost $313,657,104)                             629,345,822
                                                                --------------
DOMESTIC COMMON STOCKS-33.58%

AEROSPACE & DEFENSE-2.76%

Precision Castparts Corp.                             125,000       11,111,250
Rockwell Collins, Inc.                                126,500        8,628,565
Spirit Aerosystems Holdings Inc. -Class A (e)         278,181        8,520,684
                                                                --------------
                                                                    28,260,499
                                                                --------------
APPAREL RETAIL-1.55%
Aeropostale, Inc. (e)                                 209,890        7,543,447
Limited Brands, Inc.                                  300,457        8,394,768
                                                                --------------
                                                                    15,938,215
                                                                --------------
APPAREL, ACCESSORIES & LUXURY GOODS-2.38%
Carter's, Inc. (e)                                    255,000        6,477,000
Liz Claiborne, Inc.                                   142,000        6,304,800
Phillips-Van Heusen Corp.                             113,380        6,252,907
Polo Ralph Lauren Corp.                                65,000        5,333,250
                                                                --------------
                                                                    24,367,957
                                                                --------------
APPLICATION SOFTWARE-1.82%
Amdocs Ltd. (e)                                       391,899       13,591,057
BEA Systems, Inc. (e)                                 407,724        5,027,237
                                                                --------------
                                                                    18,618,294
                                                                --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.25%
AllianceBernstein Holding L.P.                        142,500       12,837,825

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Aggressive Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
COMPUTER STORAGE & PERIPHERALS-0.53%
Seagate Technology                                    200,000   $    5,418,000

DATA PROCESSING & OUTSOURCED SERVICES-1.97%
Fiserv, Inc. (e)                                      150,000        7,885,500
Global Payments Inc.                                  145,234        5,484,036
VeriFone Holdings, Inc. (e)                           171,606        6,859,092
                                                                --------------
                                                                    20,228,628
                                                                --------------
ELECTRICAL COMPONENTS & EQUIPMENT-1.55%
Acuity Brands, Inc.                                   125,000        7,251,250
Cooper Industries, Ltd. -Class A                       95,000        8,682,050
                                                                --------------
                                                                    15,933,300
                                                                --------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.34%
Amphenol Corp. -Class A                                80,000        5,417,600
Mettler-Toledo International Inc. (e)                 100,000        8,280,000
                                                                --------------
                                                                    13,697,600
                                                                --------------
ENVIRONMENTAL & FACILITIES SERVICES-0.70%
Republic Services, Inc.                               165,000        7,136,250

FOOD RETAIL-0.79%
Safeway Inc.                                          225,000        8,106,750

GENERAL MERCHANDISE STORES-0.79%
Family Dollar Stores, Inc.                            250,500        8,116,200

HEALTH CARE DISTRIBUTORS-0.87%
AmerisourceBergen Corp.                               170,000        8,904,600

HEALTH CARE EQUIPMENT-0.52%
Varian Medical Systems, Inc. (e)                      115,000        5,304,950

HEALTH CARE FACILITIES-1.30%
Manor Care, Inc.                                      135,000        7,187,400
VCA Antech, Inc. (e)                                  184,093        6,189,207
                                                                --------------
                                                                    13,376,607
                                                                --------------
HEALTH CARE SERVICES-0.61%
Quest Diagnostics Inc.                                120,000        6,297,600

HEALTH CARE TECHNOLOGY-0.73%
IMS Health Inc.                                       260,000        7,503,600

HOUSEHOLD PRODUCTS-1.02%
Clorox Co. (The)                                      115,000        7,523,300
Energizer Holdings, Inc. (e)                           35,000        2,983,050
                                                                --------------
                                                                    10,506,350
                                                                --------------
INDUSTRIAL CONGLOMERATES-0.95%
McDermott International, Inc. (e)                     189,273        9,774,058

INVESTMENT BANKING & BROKERAGE-0.86%
Edwards (A.G.), Inc.                                  132,500        8,772,825

                                                     SHARES          VALUE
                                                   ----------   --------------
MANAGED HEALTH CARE-1.71%
Health Net Inc. (e)                                   205,000   $    9,985,550
Humana Inc. (e)                                       136,199        7,559,045
                                                                --------------
                                                                    17,544,595
                                                                --------------
MULTI-LINE INSURANCE-1.22%
Assurant, Inc.                                        225,000       12,505,500

OIL & GAS EQUIPMENT & SERVICES-1.66%
Cameron International Corp. (e)                       150,000        7,875,000
National-Oilwell Varco Inc. (e)                       150,000        9,096,000
                                                                --------------
                                                                    16,971,000
                                                                --------------
PROPERTY & CASUALTY INSURANCE-0.73%
Ambac Financial Group, Inc.                            85,000        7,488,500

REGIONAL BANKS-0.27%
Cullen/Frost Bankers, Inc.                             51,795        2,772,586

RESTAURANTS-0.77%
Darden Restaurants, Inc.                              200,492        7,847,257

SEMICONDUCTORS-1.24%
Microchip Technology Inc.                             220,000        7,647,200
Xilinx, Inc.                                          210,000        5,103,000
                                                                --------------
                                                                    12,750,200
                                                                --------------
SPECIALTY STORES-0.49%
OfficeMax Inc.                                        104,000        5,022,160

SYSTEMS SOFTWARE-1.20%
MICROS Systems, Inc. (e)                              122,500        6,896,750
Sybase, Inc. (e)                                      208,714        5,403,605
                                                                --------------
                                                                    12,300,355
                                                                --------------
      Total Domestic Common Stocks
         (Cost $289,476,632)                                       344,302,261
                                                                --------------
FOREIGN PREFERRED STOCKS-0.75%

BRAZIL-0.75%
Lojas Americanas S.A. -Pfd. (General Merchandise
   Stores)                                            132,600        7,679,257
                                                                --------------
      Total Foreign Preferred Stocks
         (Cost $2,464,704)                                           7,679,257
                                                                --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Aggressive Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
MONEY MARKET FUNDS-3.88%
Liquid Assets Portfolio -Institutional
   Class (f)                                       19,879,049   $   19,879,049
Premier Portfolio -Institutional Class (f)         19,879,049       19,879,049
                                                                --------------
      Total Money Market Funds
         (Cost $39,758,098)                                         39,758,098
                                                                --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.58%
   (Cost $645,356,538)                                           1,021,085,438
                                                                --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-6.67%
Liquid Assets Portfolio -Institutional Class
   (f)(g)                                          34,188,120       34,188,120
STIC Prime Portfolio -Institutional Class (f)(g)   34,188,120       34,188,120
                                                                --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $68,376,240)                                         68,376,240
                                                                --------------
TOTAL INVESTMENTS-106.25%
   (Cost $713,732,778)                                           1,089,461,678
OTHER ASSETS LESS LIABILITIES-(6.25)%                              (64,056,554)
                                                                --------------
NET ASSETS-100.00%                                              $1,025,405,124
                                                                ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $442,750,776, which represented 43.18% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at January 31, 2007.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $22,620,472, which represented 2.21% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2007 represented 1.16% of the Fund's Net Assets. See Note 1A.

(e)  Non-income producing security.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Aggressive Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Global Aggressive Growth Fund
          procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Global Aggressive Growth Fund

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----------------------   -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $18,202,851    $30,578,018   $(28,901,820)         $--        $19,879,049   $236,377       $--

Premier  Portfolio-
   Institutional Class    18,202,851     30,578,018     (28,901,820)         --         19,879,049    234,896        --
                         -----------    -----------   ------------          ---        -----------   --------       ---
   SUBTOTAL              $36,405,702    $61,156,036   $(57,803,640)         $--        $39,758,098   $471,273       $--
                         ===========    ===========   ============          ===        ===========   ========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07      INCOME*   GAIN (LOSS)
----------------------   -----------   ------------   -------------   --------------   ------------   --------   -----------
Liquid Assets
Portfolio -
Institutional Class      $28,104,584   $ 35,233,811   $ (29,150,275)        $--        $ 34,188,120   $ 17,373       $--

STIC Prime Portfolio
- Institutional Class     28,104,585     35,233,811     (29,150,276)         --          34,188,120     17,376        --
                         -----------   ------------   -------------         ---        ------------   --------       ---
   SUBTOTAL              $56,209,169   $ 70,467,622   $ (58,300,551)        $--        $ 68,376,240   $ 34,749       $--
                         -----------   ------------   -------------         ---        ------------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $92,614,871   $131,623,658   $(116,104,191)        $--        $108,134,338   $506,022       $--
                         ===========   ============   =============         ===        ===========    ========       ===

*    Net of compensation to counterparties.

AIM Global Aggressive Growth Fund

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At January 31, 2007, securities with an aggregate value of $66,438,102 were on loan to brokers. The loans were secured by cash collateral of $68,376,240 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $34,749 for securities lending transactions, which are net of compensation to counterparties.

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $120,721,301 and $152,533,630, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $378,849,718
Aggregate unrealized (depreciation) of investment securities     (3,027,194)
                                                               ------------
Net unrealized appreciation of investment securities           $375,822,524
                                                               ============
Cost of investments for tax purposes is $713,639,154.

                             AIM GLOBAL GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

AIMinvestments.com                GLG-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                      --Registered Trademark--

AIM Global Growth Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
                                                   ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-68.87%

AUSTRALIA-2.13%
BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)                                        228,130   $    4,669,412
QBE Insurance Group Ltd. (Property &
   Casualty Insurance) (a)                            207,382        4,983,068
                                                                --------------
                                                                     9,652,480
                                                                --------------
BELGIUM-2.76%
InBev N.V. (Brewers) (a)                              129,802        8,368,503
KBC Groep N.V. (Diversified Banks) (a)                 32,761        4,131,386
                                                                --------------
                                                                    12,499,889
                                                                --------------
CANADA-1.97%
Manulife Financial Corp. (Life & Health
   Insurance) (b)                                     123,250        4,158,260
Suncor Energy, Inc. (Integrated Oil & Gas)             63,900        4,735,345
                                                                --------------
                                                                     8,893,605
                                                                --------------
DENMARK-1.09%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)                               57,149        4,918,843

FRANCE-11.32%
Axa (Multi-Line Insurance) (a)(b)                     128,754        5,464,540
BNP Paribas (Diversified Banks) (a)(b)                101,817       11,438,059
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)(b)(c)                                 65,101        4,144,297
Sanofi-Aventis (Pharmaceuticals) (a)(b)(c)             41,361        3,653,000
Societe Generale (Diversified Banks) (b)               41,932        7,404,788
Total S.A. (Integrated Oil & Gas) (a)(b)              116,440        7,862,339
Vinci S.A. (Construction & Engineering) (a)(b)         81,354       11,227,314
                                                                --------------
                                                                    51,194,337
                                                                --------------
GERMANY-6.83%
Bayer A.G. (Diversified Chemicals) (a)                 97,393        5,754,492
Commerzbank A.G. (Diversified Banks) (a)              156,052        6,626,337
MAN A.G. (Industrial Machinery) (b)                    54,207        5,702,486
Merck KGaA (Pharmaceuticals) (a)                       33,552        3,912,016
Puma A.G. Rudolf Dassler Sport (Footwear) (a)           8,731        3,184,100
Siemens A.G. (Industrial Conglomerates) (a)(b)         51,677        5,692,409
                                                                --------------
                                                                    30,871,840
                                                                --------------

                                                     SHARES          VALUE
                                                   ----------   --------------
GREECE-1.32%
OPAP S.A. (Casinos & Gaming) (a)                      159,430   $    5,987,888

HONG KONG-0.84%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (a)                      287,000        3,804,979

HUNGARY-0.77%
OTP Bank Nyrt. (Diversified Banks) (a)                 77,501        3,470,425

INDIA-1.38%
Infosys Technologies Ltd. -ADR (IT
   Consulting & Other Services) (b)                   107,674        6,245,092

IRELAND-2.91%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                         409,661        8,320,458
CRH PLC (Construction Materials)                      122,302        4,829,520
                                                                --------------
                                                                    13,149,978
                                                                --------------
ISRAEL-1.09%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  140,928        4,946,573

ITALY-1.60%
Eni S.p.A. (Integrated Oil & Gas) (a)                 223,519        7,211,162

JAPAN-6.66%
AEON Co., Ltd. (Hypermarkets & Super
   Centers) (a)                                       100,200        2,183,720
Canon Inc. (Office Electronics) (a)                    88,500        4,667,862
Hoya Corp. (Electronic Equipment
   Manufacturers) (a)                                  74,500        2,707,608
Keyence Corp. (Electronic Equipment
   Manufacturers) (a)(b)                               23,000        5,190,490
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)                                132,000        2,821,962
Mizuho Financial Group, Inc. (Diversified
   Banks)  (Acquired 10/24/05; Cost
   $1,965,554)(a)(d)                                      327        2,362,023
Mizuho Financial Group, Inc. (Diversified
   Banks) (a)                                             121          874,021
ORIX Corp. (Consumer Finance) (a)(b)                   13,150        3,782,815
Toyota Motor Corp. (Automobile
   Manufacturers) (a)                                  83,600        5,509,049
                                                                --------------
                                                                    30,099,550
                                                                --------------
MEXICO-1.95%
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                          105,306        3,102,315

AIM Global Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
MEXICO-(CONTINUED)
Wal-Mart de Mexico S.A. de C.V. -Series V
   (Hypermarkets & Super Centers)                   1,294,800   $    5,732,567
                                                                --------------
                                                                     8,834,882
                                                                --------------
NETHERLANDS-0.34%
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                       35,384        1,547,841

RUSSIA-0.64%
LUKOIL -ADR (Integrated Oil & Gas)                     36,681        2,901,467

SOUTH AFRICA-0.60%
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (a)                    121,700        2,711,436

SOUTH KOREA-0.94%
Samsung Electronics Co., Ltd.
   (Semiconductors) (a)                                 6,850        4,241,341

SPAIN-2.78%
Banco Santander Central Hispano S.A.
   (Diversified Banks) (a)                            270,951        5,159,564
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)                                        130,526        7,431,923
                                                                --------------
                                                                    12,591,487
                                                                --------------
SWEDEN-0.89%
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                     116,700        4,019,170

SWITZERLAND-10.56%
Compagnie Financiere Richemont A.G. -Class
   A (Apparel, Accessories & Luxury Goods)
   (a)(b)                                             125,694        7,014,348
Credit Suisse Group (Diversified Capital
   Markets) (a)                                        68,577        4,864,506
Nestle S.A. (Packaged Foods & Meats)                   19,171        7,032,295
Roche Holding A.G. (Pharmaceuticals) (a)               57,346       10,809,913
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a)(c)                                   50,415        9,316,607
UBS A.G. (Diversified Capital Markets) (a)            138,954        8,733,110
                                                                --------------
                                                                    47,770,779
                                                                --------------
TAIWAN-0.57%
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)                             1,243,967        2,569,472

UNITED KINGDOM-6.93%
Aviva PLC (Multi-Line Insurance) (a)                  320,413        5,188,980
Imperial Tobacco Group PLC (Tobacco)                  200,975        8,205,099
Reckitt Benckiser PLC (Household Products) (a)        130,857        6,313,697
Tesco PLC (Food Retail) (a)                           597,640        4,919,939

                                                     SHARES          VALUE
                                                   ----------   --------------
UNITED KINGDOM-(CONTINUED)

WPP Group PLC (Advertising) (a)                       455,413   $    6,699,937
                                                                --------------
                                                                    31,327,652
                                                                --------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $174,467,784)                                311,462,168
                                                                --------------
DOMESTIC COMMON STOCKS-23.41%

AEROSPACE & DEFENSE-2.92%
General Dynamics Corp.                                106,276        8,305,470
Precision Castparts Corp.                              55,171        4,904,150
                                                                --------------
                                                                    13,209,620
                                                                --------------
APPAREL RETAIL-0.77%
TJX Cos., Inc. (The)                                  117,250        3,467,082

APPLICATION SOFTWARE-0.65%
Amdocs Ltd. (c)                                        84,493        2,930,217

BIOTECHNOLOGY-1.34%
Amgen Inc. (c)                                         38,871        2,735,352
Gilead Sciences, Inc. (c)                              51,492        3,311,966
                                                                --------------
                                                                     6,047,318
                                                                --------------
COMMUNICATIONS EQUIPMENT-1.49%
Cisco Systems, Inc. (c)                               253,426        6,738,597

COMPUTER STORAGE & PERIPHERALS-0.76%
Seagate Technology (b)                                126,185        3,418,352

DEPARTMENT STORES-1.01%
J.C. Penney Co., Inc.                                  56,408        4,582,586

ELECTRICAL COMPONENTS & EQUIPMENT-0.51%
Emerson Electric Co.                                   51,674        2,323,780

ENVIRONMENTAL & FACILITIES SERVICES-0.77%
Waste Management, Inc.                                 91,223        3,464,650

HEALTH CARE EQUIPMENT-0.74%
Becton, Dickinson and Co.                              43,471        3,344,659

HEALTH CARE SERVICES-0.58%
Quest Diagnostics Inc.                                 50,000        2,624,000

HOUSEHOLD PRODUCTS-1.00%
Colgate-Palmolive Co.                                  66,189        4,520,709

INTEGRATED OIL & GAS-0.55%
Occidental Petroleum Corp.                             53,594        2,484,618

INVESTMENT BANKING & BROKERAGE-1.68%
Goldman Sachs Group, Inc. (The)                        35,793        7,593,843

MANAGED HEALTH CARE-0.94%
UnitedHealth Group Inc.                                81,651        4,267,081

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
MULTI-LINE INSURANCE-0.49%
Assurant, Inc.                                         39,405   $    2,190,130

OIL & GAS EQUIPMENT & SERVICES-1.12%
National-Oilwell Varco Inc. (c)                        42,655        2,586,599
Weatherford International Ltd. (c)                     61,670        2,490,235
                                                                --------------
                                                                     5,076,834
                                                                --------------
OIL & GAS REFINING & MARKETING-0.86%
Valero Energy Corp.                                    71,686        3,891,116

OTHER DIVERSIFIED FINANCIAL SERVICES-0.97%
JPMorgan Chase & Co.                                   86,164        4,388,332

PHARMACEUTICALS-0.92%
Merck & Co. Inc. (b)                                   92,903        4,157,409

PUBLISHING-0.75%
McGraw-Hill Cos., Inc. (The)                           50,826        3,409,408

SYSTEMS SOFTWARE-2.59%
Microsoft Corp.                                       133,125        4,108,238
Oracle Corp. (c)                                      236,459        4,057,636
Symantec Corp. (c)                                    200,802        3,556,203
                                                                --------------
                                                                    11,722,077
                                                                --------------
   Total Domestic Common Stocks
      (Cost $92,000,058)                                           105,852,418
                                                                --------------
FOREIGN PREFERRED STOCKS-4.57%

BRAZIL-1.07%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                           93,455        4,834,427

GERMANY-3.50%
Henkel KGaA -Pfd. (Household Products)
   (a)(b)                                              56,890        8,902,296
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (b)                                   5,502        6,950,635
                                                                --------------
   Total Foreign Preferred Stocks
      (Cost $11,691,188)                                            20,687,358
                                                                --------------
MONEY MARKET FUNDS-2.25%
Liquid Assets Portfolio -Institutional
   Class (e)                                        5,093,576        5,093,576
Premier Portfolio -Institutional Class (e)          5,093,576        5,093,576
                                                                --------------
   Total Money Market Funds
      (Cost $10,187,152)                                            10,187,152
                                                                --------------
Total Investments (excluding investments
   purchased with cash collateral from
   securities loaned)-99.10%
   (Cost $288,346,182)                                             448,189,096
                                                                --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-14.88%
STIC Prime Portfolio -Institutional Class (e)(f)   38,909,376       38,909,376
                                                                --------------

                                                     SHARES          VALUE
                                                   ----------   --------------
MONEY MARKET FUNDS-(CONTINUED)
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                    28,377,970   $   28,377,970
                                                                --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $67,287,346)                                            67,287,346
                                                                --------------
TOTAL INVESTMENTS-113.98%
   (Cost $355,633,528)                                             515,476,442
                                                                --------------
OTHER ASSETS LESS LIABILITIES-(13.98)%                             (63,227,235)
                                                                --------------
NET ASSETS-100.00%                                              $  452,249,207
                                                                ==============

Investment Abbreviations:

ADR  -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $255,368,657, which represented 56.47% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security was out on loan at January 31, 2007.

(c)  Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2007 represented 0.52% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Global Growth Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Global Growth Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 8,342,502    $14,778,078  $(18,027,004)         $--        $ 5,093,576   $ 99,477        $--

Premier  Portfolio-
   Institutional Class     8,342,502     14,778,078   (18,027,004)          --          5,093,576     98,850         --
                         -----------    -----------  ------------          ---        -----------   --------        ---
   SUBTOTAL              $16,685,004    $29,556,156  $(36,054,008)         $--        $10,187,152   $198,327        $--
                         ===========    ===========  ============          ===        ===========   ========        ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME*   GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets            $28,377,970    $        --   $         --          $--        $28,377,970   $ 18,887       $--
   Portfolio -
   Institutional Class

STIC Prime Portfolio
   -  Institutional
   Class                  20,347,646     51,202,555    (32,640,825)          --         38,909,376     19,295        --
                         -----------    -----------   ------------          ---        -----------   --------       ---
   SUBTOTAL              $48,725,616    $51,202,555   $(32,640,825)         $--        $67,287,346   $ 38,182       $--
                         -----------    -----------   ------------          ---        -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $65,410,620    $80,758,711   $(68,694,833)         $--        $77,474,498   $236,509       $--
                         ===========    ===========   ============          ===        ===========   ========       ===

*    Net of compensation to counterparties.

AIM Global Growth Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $64,423,776 were on loan to brokers. The loans were secured by cash collateral of $67,287,346 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $38,182 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $50,656,053 and $54,001,520, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $160,469,853
Aggregate unrealized (depreciation) of investment securities     (2,496,606)
                                                               ------------
Net unrealized appreciation of investment securities           $157,973,247
                                                               ============

Cost of investments for tax purposes is $357,503,195.

                       AIM INTERNATIONAL CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   I-ICE-QTR-1 1/07   A I M Advisors, Inc.

AIM International Core Equity Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-96.14%
AUSTRALIA-1.41%
National Australia Bank Ltd. (Diversified Banks)
   (a)(b)                                               218,100   $    6,858,458
                                                                  --------------
CANADA-1.78%
BCE Inc. (Integrated Telecommunication Services)
   (a)                                                  213,908        5,624,470
EnCana Corp. (Oil & Gas Exploration & Production)        63,200        3,031,903
                                                                  --------------
                                                                       8,656,373
                                                                  --------------
CHINA-0.77%
China Life Insurance Co., Ltd. -ADR (Life &
   Health Insurance) (a)                                 84,531        3,734,589
                                                                  --------------
DENMARK-1.45%
Danske Bank A.S. (Diversified Banks) (b)                153,000        7,064,555
                                                                  --------------
FINLAND-5.25%
Nokia Oyj (Communications Equipment) (b)                511,710       11,261,265
Stora Enso Oyj -Class R (Paper Products) (a)(b)         363,600        6,093,718
UPM-Kymmene Oyj (Paper Products) (a)(b)                 316,400        8,153,180
                                                                  --------------
                                                                      25,508,163
                                                                  --------------
FRANCE-7.32%
Compagnie Generale des Etablissements Michelin
   -Class B (Tires & Rubber) (b)                         86,522        7,916,672
Credit Agricole S.A. (Diversified Banks) (a)(b)         160,160        6,908,772
Societe Generale -ADR (Diversified Banks) (c)           138,900        4,891,350
Thomson (Consumer Electronics) (a)(b)                   424,500        8,085,979
Total S.A. -ADR (Integrated Oil & Gas)                  114,300        7,778,115
                                                                  --------------
                                                                      35,580,888
                                                                  --------------
GERMANY-2.84%
BASF A.G. (Diversified Chemicals) (b)                    77,600        7,500,719
Bayerische Motoren Werke A.G. (Automobile
   Manufacturers) (b)                                   102,400        6,276,094
                                                                  --------------
                                                                      13,776,813
                                                                  --------------
HONG KONG-2.46%
Cheung Kong (Holdings) Ltd. (Real Estate
   Management & Development) (b)                        351,000        4,653,476

                                                       SHARES          VALUE
                                                     ----------   --------------
HONG KONG-(CONTINUED)
Hutchison Whampoa Ltd. (Industrial Conglomerates)
   (a)(b)                                               733,100   $    7,321,868
                                                                  --------------
                                                                      11,975,344
                                                                  --------------
ITALY-1.61%
Eni S.p.A -ADR (Integrated Oil & Gas)                   121,500        7,833,105
                                                                  --------------
JAPAN-18.80%
Canon Inc. (Office Electronics) (b)                     203,900       10,754,542
East Japan Railway Co. (Railroads) (b)                    1,016        7,065,399
FUJIFILM Holdings Corp. (Photographic Products)
   (b)                                                  272,200       11,254,271
Kao Corp. (Household Products) (a)(b)                   146,000        4,189,108
Nippon Telegraph and Telephone Corp. (Integrated
   Telecommunication Services) (b)                        1,048        5,241,299
NOK Corp. (Auto Parts & Equipment) (a)(b)               237,500        4,177,018
Nomura Holdings, Inc. (Investment Banking &
   Brokerage)                                           352,100        7,162,790
Seven & I Holdings Co., Ltd. (Food Retail) (b)          210,200        6,333,830
Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals)
   (b)                                                   65,700        4,295,261
SMC Corp. (Industrial Machinery) (b)                     43,200        6,231,685
Sony Corp. -ADR (Consumer Electronics)                  233,500       10,818,055
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)
   (b)                                                  141,000        9,205,222
Toyota Motor Corp. (Automobile Manufacturers) (b)        70,400        4,639,199
                                                                  --------------
                                                                      91,367,679
                                                                  --------------
MEXICO-2.15%
Fomento Economico Mexicano, S.A. de C.V. -ADR
   (Soft Drinks)                                         37,200        4,466,604
Telefonos de Mexico S.A. de C.V. -Series L -ADR
   (Integrated Telecommunication Services)              195,100        5,989,570
                                                                  --------------
                                                                      10,456,174
                                                                  --------------
NETHERLANDS-10.66%
Aegon N.V. (Life & Health Insurance) (b)                738,500       14,582,126
Heineken N.V. (Brewers) (b)                             174,400        8,854,763
ING Groep N.V. -ADR (Other Diversified Financial
   Services)                                            106,600        4,696,796
Koninklijke (Royal) Philips Electronics N.V. -New
   York Shares (Consumer Electronics)                   121,200        4,744,980
TNT N.V. (Air Freight & Logistics) (b)                  253,750       11,539,113

AIM International Core Equity Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
NETHERLANDS-(CONTINUED)
Unilever N.V. (Packaged Foods & Meats) (b)              277,200   $    7,379,493
                                                                  --------------
                                                                      51,797,271
                                                                  --------------
NORWAY-0.58%
Statoil A.S.A. (Integrated Oil & Gas) (a)(b)            105,000        2,818,235
                                                                  --------------
SOUTH KOREA-2.69%
Kookmin Bank (Diversified Banks)                         57,400        4,566,394
Korea Electric Power Corp. -ADR (Electric
   Utilities)                                           126,500        2,893,055
KT Corp. -ADR (Integrated Telecommunication
   Services)                                            243,000        5,613,300
                                                                  --------------
                                                                      13,072,749
                                                                  --------------
SPAIN-0.75%
Repsol YPF, S.A. -ADR (Integrated Oil & Gas) (a)        110,800        3,648,644
                                                                  --------------
SWEDEN-1.38%
Nordea Bank A.B. (Diversified Banks) (b)                426,600        6,689,612
                                                                  --------------
SWITZERLAND-8.63%
Credit Suisse Group (Diversified Capital Markets)
   (b)                                                  122,200        8,668,252
Nestle S.A. (Packaged Foods & Meats)                     34,500       12,655,270
Novartis A.G. (Pharmaceuticals) (b)                     197,800       11,419,813
Zurich Financial Services A.G. (Multi-Line
   Insurance) (b)                                        34,125        9,211,528
                                                                  --------------
                                                                      41,954,863
                                                                  --------------
TAIWAN-0.53%
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR
   (Semiconductors) (a)                                 235,568        2,570,047
                                                                  --------------
UNITED KINGDOM-25.08%
Anglo American PLC (Diversified Metals & Mining)
   (b)                                                  115,000        5,361,680
BAE Systems PLC (Aerospace & Defense) (b)             1,095,500        9,057,116
BP PLC (Integrated Oil & Gas) (b)                       802,100        8,473,623
Diageo PLC (Distillers & Vintners) (b)                  397,300        7,743,723
GlaxoSmithKline PLC (Pharmaceuticals) (b)               429,300       11,578,140
HSBC Holdings PLC -ADR (Diversified Banks) (a)          160,700       14,757,081
Kingfisher PLC (Home Improvement Retail) (b)          1,571,710        7,412,680
Lloyds TSB Group PLC (Diversified Banks) (b)            876,600       10,055,239
Morrison (William) Supermarkets PLC (Food Retail)
   (b)                                                1,706,000        9,504,480
Reed Elsevier PLC (Publishing) (b)                      528,600        6,047,104
Royal Bank of Scotland Group PLC (Diversified
   Banks) (b)                                           382,800       15,465,112
Royal Dutch Shell PLC -ADR (Integrated Oil & Gas)        67,650        4,617,112

                                                       SHARES          VALUE
                                                     ----------   --------------
UNITED KINGDOM-(CONTINUED)
Vodafone Group PLC (Wireless Telecommunication
   Services) (b)                                      4,051,450   $   11,829,706
                                                                  --------------
                                                                     121,902,796
                                                                  --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $337,415,835)                                         467,266,358
                                                                  --------------
MONEY MARKET FUNDS-3.92%
Liquid Assets Portfolio -Institutional Class (d)      9,539,805        9,539,805
Premier Portfolio -Institutional Class (d)            9,539,806        9,539,806
                                                                  --------------
      Total Money Market Funds
         (Cost $19,079,611)                                           19,079,611
                                                                  --------------
TOTAL INVESTMENTS (excluding investments purchased
   with cash collateral from securities loaned)
   -100.06%
   (Cost $356,495,446)                                               486,345,969
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-9.60%
Premier Portfolio -Institutional Class (d)(e)        46,649,258       46,649,258
                                                                  --------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $46,649,258)                                           46,649,258
                                                                  --------------
TOTAL INVESTMENTS-109.66%
   (Cost $403,144,704)                                               532,995,227
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(9.66)%                                (46,946,165)
                                                                  --------------
NET ASSETS-100.00%                                                $  486,049,062
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at January 31, 2007.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $345,173,128, which represented 71.02% of the Fund's Net Assets. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at January 31, 2007 represented 1.01% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Core Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM International Core Equity Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM International Core Equity Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07     INCOME     (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio-
   Institutional Class   $ 9,805,775    $12,753,531   $(13,019,501)         $--        $ 9,539,805   $107,783      $--
Premier Portfolio-
   Institutional Class     9,805,776     12,753,531    (13,019,501)          --          9,539,806    107,156       --
                         -----------    -----------   ------------          ---        -----------   --------      ---
SUBTOTAL                 $19,611,551    $25,507,062   $(26,039,002)         $--        $19,079,611   $214,939      $--
                         -----------    -----------   ------------          ---        -----------   --------      ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       10/31/06        COST           SALES       (DEPRECIATION)     01/31/07    INCOME *    (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   --------
Premier Portfolio-
   Institutional Class   $42,344,459   $ 95,462,917   $ (91,158,118)        $--        $46,649,258   $ 30,779      $--
                         -----------   ------------   -------------         ---        -----------   --------      ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $61,956,010   $120,969,979   $(117,197,120)        $--        $65,728,869   $245,718      $--
                         ===========   ============   =============         ===        ===========   ========      ===

*    Net of compensation to counterparties.

AIM International Core Equity Fund

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2007, securities with an aggregate value of $44,728,912 were on loan to brokers. The loans were secured by cash collateral of $46,649,258 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $30,779 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $35,300,572 and $15,963,874, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $129,736,797
Aggregate unrealized (depreciation) of investment securities     (4,751,486)
                                                               ------------
Net unrealized appreciation of investment securities           $124,985,311
                                                               ============

Cost of investments for tax purposes is $408,009,916.

                          AIM INTERNATIONAL GROWTH FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2007

AIMinvestments.com                IGR-QTR-1 1/07              A I M Advisors, Inc.              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                                      --Registered Trademark--

AIM International Growth Fund

SCHEDULE OF INVESTMENTS
January 31, 2007
(Unaudited)

                                                     SHARES          VALUE
                                                   ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-89.44%

AUSTRALIA-3.38%
Babcock & Brown Ltd. (Other Diversified
   Financial Services) (a)                          1,098,900   $   22,296,940
BHP Billiton Ltd. (Diversified Metals &
   Mining) (a)                                      1,545,300       31,629,521
Brambles Ltd. (Diversified Commercial &
   Professional Services) (b)                       2,441,293       26,315,205
QBE Insurance Group Ltd. (Property &
   Casualty Insurance) (a)                            877,500       21,084,963
                                                                --------------
                                                                   101,326,629
                                                                --------------
BELGIUM-2.35%
InBev N.V. (Brewers) (a)                              671,400       43,286,027
KBC Groep N.V. (Diversified Banks) (a)                216,004       27,239,581
                                                                --------------
                                                                    70,525,608
                                                                --------------
BRAZIL-0.75%
All America Latina Logistica (Railroads) (c)        2,064,900       22,359,502

CANADA-3.32%
Canadian National Railway Co. (Railroads)             516,900       23,567,337
Canadian Natural Resources Ltd. (Oil & Gas
   Exploration & Production)                          407,200       20,361,730
Manulife Financial Corp. (Life & Health
   Insurance)                                         701,804       23,677,759
Suncor Energy, Inc. (Integrated Oil & Gas)            432,800       32,072,882
                                                                --------------
                                                                    99,679,708
                                                                --------------
CHINA-1.17%
Ping An Insurance (Group) Co. of China Ltd.
   -Class H (Life & Health Insurance) (a)           7,215,000       35,079,520

DENMARK-0.97%
Novo Nordisk A.S. -Class B
   (Pharmaceuticals) (a)                              338,006       29,092,343

FRANCE-9.30%
Axa (Multi-Line Insurance) (a)                        794,972       33,739,974
BNP Paribas (Diversified Banks) (a)                   513,587       57,696,046
Cap Gemini S.A. (IT Consulting & Other
   Services) (a)                                      391,734       24,937,592
Sanofi-Aventis (Pharmaceuticals) (a)                  241,091       21,293,136
Societe Generale (Diversified Banks)                  217,700       38,443,725
Total S.A. (Integrated Oil & Gas) (a)                 628,956       42,468,783

                                                     SHARES          VALUE
                                                   ----------   --------------
FRANCE-(CONTINUED)
Vinci S.A. (Construction & Engineering) (a)           437,960   $   60,440,968
                                                                --------------
                                                                   279,020,224
                                                                --------------
GERMANY-7.25%
Bayer A.G. (Diversified Chemicals) (a)                616,945       36,452,362
Commerzbank A.G. (Diversified Banks) (a)              884,394       37,553,460
Continental A.G. (Tires & Rubber)                     177,300       21,456,810
MAN A.G. (Industrial Machinery)                       323,270       34,007,467
Merck KGaA (Pharmaceuticals) (a)                      180,386       21,032,218
Puma A.G. Rudolf Dassler Sport (Footwear)
   (a)                                                 98,270       35,837,986
Siemens A.G. (Industrial Conglomerates) (a)           282,350       31,101,877
                                                                --------------
                                                                   217,442,180
                                                                --------------
GREECE-0.91%
OPAP S.A. (Casinos & Gaming) (a)                      726,490       27,285,584

HONG KONG-1.50%
Esprit Holdings Ltd. (Apparel Retail) (a)           2,723,700       27,830,477
Hutchison Whampoa Ltd. (Industrial
   Conglomerates) (a)                               1,721,000       17,188,563
                                                                --------------
                                                                    45,019,040
                                                                --------------
HUNGARY-0.87%
OTP Bank Nyrt. (Diversified Banks) (a)                583,129       26,111,993

INDIA-2.72%
Bharat Heavy Electricals Ltd. (Heavy
   Electrical Equipment) (a)                          280,000       15,997,530
Housing Development Finance Corp. Ltd.
   (Thrifts & Mortgage Finance) (a)                   474,536       18,063,717
Infosys Technologies Ltd. (IT Consulting &
   Other Services) (a)                                928,576       47,585,260
                                                                --------------
                                                                    81,646,507
                                                                --------------
INDONESIA-0.66%
PT Telekomunikasi Indonesia -Series B
   (Integrated Telecommunication Services)
   (a)                                             18,898,000       19,732,209

IRELAND-2.60%
Anglo Irish Bank Corp. PLC (Diversified
   Banks) (a)                                       2,294,515       46,602,962
CRH PLC (Construction Materials)                      798,927       31,548,409
                                                                --------------
                                                                    78,151,371
                                                                --------------

AIM International Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
ISRAEL-0.95%
Teva Pharmaceutical Industries Ltd. -ADR
   (Pharmaceuticals)                                  808,502   $   28,378,420

ITALY-1.37%
Eni S.p.A. (Integrated Oil & Gas) (a)               1,272,749       41,061,381

JAPAN-12.99%
AEON Co., Ltd. (Hypermarkets & Super
   Centers) (a)                                       884,600       19,278,629
Canon Inc. (Office Electronics) (a)                   849,400       44,800,924
Denso Corp. (Auto Parts & Equipment)                  532,100       21,340,438
FANUC Ltd. (Industrial Machinery) (a)                 375,600       35,018,057
Hitachi High-Technologies Corp. (Trading
   Companies & Distributors)                          645,100       19,457,773
Hoya Corp. (Electronic Equipment
   Manufacturers) (a)                                 490,600       17,830,233
IBIDEN Co., Ltd. (Electronic Equipment
   Manufacturers) (a)                                 455,000       22,638,241
JSR Corp. (Specialty Chemicals) (a)                   643,400       15,327,288
Keyence Corp. (Electronic Equipment
   Manufacturers) (a)                                  94,200       21,258,441
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (a)                                873,000       18,663,431
Mizuho Financial Group, Inc. (Diversified
   Banks) (Acquired 10/24/05; Cost
   $9,401,000)(a)(d)                                    1,564       11,297,263
Mizuho Financial Group, Inc. (Diversified
   Banks) (a)                                           1,896       13,695,404
Nissan Motor Co., Ltd. (Automobile
   Manufacturers) (a)                               2,288,200       28,602,598
ORIX Corp. (Consumer Finance) (a)                     112,900       32,477,553
Suzuki Motor Corp. (Automobile
   Manufacturers)                                     792,000       22,772,953
Toyota Motor Corp. (Automobile
   Manufacturers) (a)                                 687,000       45,271,729
                                                                --------------
                                                                   389,730,955
                                                                --------------
MEXICO-2.28%
America Movil S.A. de C.V. -Series L -ADR
   (Wireless Telecommunication Services)              622,400       27,609,664
Grupo Televisa S.A. -ADR (Broadcasting &
   Cable TV)                                          628,500       18,515,610
Wal-Mart de Mexico S.A. de C.V. -Series V
   (Hypermarkets & Super Centers)                   5,012,600       22,192,669
                                                                --------------
                                                                    68,317,943
                                                                --------------
NETHERLANDS-1.40%
Heineken Holding N.V. (Brewers) (a)                   732,397       31,778,930
ING Groep N.V. (Other Diversified Financial
   Services) (a)                                      236,270       10,335,420
                                                                --------------
                                                                    42,114,350
                                                                --------------
NORWAY-1.03%
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(b)                     1,320,000       30,937,958

                                                     SHARES          VALUE
                                                   ----------   --------------
RUSSIA-0.49%
LUKOIL -ADR (Integrated Oil & Gas)                    184,400   $   14,586,040

SINGAPORE-1.35%
Keppel Corp. Ltd. (Industrial
   Conglomerates) (a)                               1,941,000       22,768,940
United Overseas Bank Ltd. (Diversified
   Banks) (a)                                       1,421,000       17,612,649
                                                                --------------
                                                                    40,381,589
                                                                --------------
SOUTH AFRICA-1.17%
Standard Bank Group Ltd. (Diversified
   Banks) (a)                                       1,490,561       20,418,669
Telkom South Africa Ltd. (Integrated
   Telecommunication Services) (a)                    653,600       14,561,996
                                                                --------------
                                                                    34,980,665
                                                                --------------
SOUTH KOREA-1.95%
Hana Financial Group Inc. (Diversified
   Banks) (a)                                         349,000       17,286,757
Hyundai Heavy Industries Co., Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks) (a)                                         85,000       12,286,291
Samsung Electronics Co., Ltd.
   (Semiconductors) (a)                                46,690       28,909,231
                                                                --------------
                                                                    58,482,279
                                                                --------------
SPAIN-2.32%
Banco Santander Central Hispano S.A
   (Diversified Banks) (a)                          1,518,310       28,912,305
Industria de Diseno Textil, S.A. (Apparel
   Retail) (a)                                        713,195       40,608,081
                                                                --------------
                                                                    69,520,386
                                                                --------------
SWEDEN-1.59%
Atlas Copco A.B. -Class A (Industrial
   Machinery) (a)                                     832,600       28,674,903
Swedish Match A.B. (Tobacco)                        1,078,700       19,090,525
                                                                --------------
                                                                    47,765,428
                                                                --------------
SWITZERLAND-9.28%
Compagnie Financiere Richemont S.A. -Class
   A (Apparel, Accessories & Luxury Goods)
   (a)(e)                                             751,160       41,918,449
Credit Suisse Group (Diversified Capital
   Markets) (a)                                       436,208       30,942,395
Nestle S.A. (Packaged Foods & Meats)                   98,846       36,258,633
Roche Holding A.G. (Pharmaceuticals) (a)              318,514       60,040,954
Syngenta A.G. (Fertilizers & Agricultural
   Chemicals) (a) (b)                                 311,990       57,655,229
UBS A.G. (Diversified Capital Markets) (a)            819,303       51,492,314
                                                                --------------
                                                                   278,307,974
                                                                --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Growth Fund

                                                     SHARES          VALUE
                                                   ----------   --------------
TAIWAN-2.32%
Hon Hai Precision Industry Co., Ltd.
   (Electronic Manufacturing Services) (a)          4,826,740   $   33,014,453
MediaTek Inc. (Semiconductors) (a)                  1,818,300       19,862,631
Taiwan Semiconductor Manufacturing Co. Ltd.
   (Semiconductors) (a)                             8,165,320       16,865,848
                                                                --------------
                                                                    69,742,932
                                                                --------------
TURKEY-0.86%
Akbank T.A.S. (Diversified Banks) (a)               4,014,806       25,863,171

UNITED KINGDOM-10.34%
Aviva PLC (Multi-Line Insurance) (a)                1,616,451       26,177,873
Capita Group PLC (Human Resource &
   Employment Services)                             1,859,900       23,167,282
Enterprise Inns PLC (Restaurants) (a)               1,445,200       18,314,716
Imperial Tobacco Group PLC (Tobacco)                1,054,322       43,044,241
Informa PLC (Publishing) (a)                        2,475,748       27,255,604
International Power PLC (Independent Power
   Producers & Energy Traders)                      4,628,264       32,758,074
Reckitt Benckiser PLC (Household Products)
   (a)                                                715,030       34,499,362
Shire PLC (Pharmaceuticals) (a)                     1,609,100       33,915,439
Tesco PLC (Food Retail) (a)                         3,733,203       30,732,769
WPP Group PLC (Advertising) (a)                     2,741,918       40,338,499
                                                                --------------
                                                                   310,203,859
                                                                --------------
   Total Foreign Common Stocks & Other Equity
      Interests (Cost $1,557,725,898)                            2,682,847,748
                                                                --------------
FOREIGN PREFERRED STOCKS-4.11%

BRAZIL-1.18%
Companhia de Bebidas das Americas -Pfd.-ADR
   (Brewers)                                          393,700       20,366,101
Petroleo Brasileiro S.A. Pfd.-ADR
   (Integrated Oil & Gas)                             168,700       14,963,690
                                                                --------------
                                                                    35,329,791
                                                                --------------
GERMANY-2.93%
Henkel KGaA -Pfd. (Household Products) (a)            287,141       44,932,575
Porsche A.G. -Pfd. (Automobile
   Manufacturers) (f)                                  34,055       43,021,421
                                                                    87,953,996
                                                                --------------
   Total Foreign Preferred Stocks
      (Cost $73,807,517)                                           123,283,787
                                                                --------------
MONEY MARKET FUNDS-6.14%
Liquid Assets Portfolio -Institutional
   Class (g)                                       92,136,378       92,136,378
Premier Portfolio -Institutional Class (g)         92,136,378       92,136,378
                                                                --------------
   Total Money Market Funds
      (Cost $184,272,756)                                          184,272,756
                                                                --------------

                                                     SHARES          VALUE
                                                   ----------   --------------
TOTAL INVESTMENTS (excluding investments                        $2,990,404,291
   purchased with cash collateral from
   securities loaned)-99.69%
   (Cost $1,815,806,171)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED

MONEY MARKET FUNDS-0.33%
Liquid Assets Portfolio -Institutional
   Class (g)(h)                                    9,904,698         9,904,698
                                                                --------------
   Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $9,904,698)                                              9,904,698
                                                                --------------
TOTAL INVESTMENTS-100.02%
   (Cost $1,825,710,869)                                         3,000,308,989
                                                                --------------
OTHER ASSETS LESS LIABILITIES-(0.02)%                                 (544,006)
                                                                --------------
NET ASSETS-100.00%                                              $2,999,764,983
                                                                ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $2,124,797,175, which represented 70.83% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c)  Each unit represents one common share and four preferred shares.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at January 31, 2007 represented 0.38% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.

(f)  All or a portion of this security was out on loan at January 31, 2007.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Growth Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM International Growth Fund
          procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM International Growth Fund

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                       10/31/06         COST           SALES       (DEPRECIATION)     01/31/07       INCOME     GAIN (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 77,178,022   $ 95,964,818   $ (81,006,462)        $--        $ 92,136,378   $1,209,503       $--
Premier Portfolio-
   Institutional Class     77,178,022     95,964,818     (81,006,462)         --          92,136,378    1,201,948        --
                         ------------   ------------   -------------         ---        ------------   ----------       ---
   SUBTOTAL              $154,356,044   $191,929,636   $(162,012,924)        $--        $184,272,756   $2,411,451       $--
                         ============   ============   =============         ===        ============   ==========       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                         UNREALIZED
                             VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                       10/31/06         COST           SALES       (DEPRECIATION)     01/31/07       INCOME*    GAIN (LOSS)
----                     ------------   ------------   -------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 71,397,200   $229,059,993   $(290,552,495)        $--        $  9,904,698   $    4,057       $--
                         ------------   ------------   -------------         ---        ------------   ----------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $225,753,244   $420,989,629   $(452,565,419)        $--        $194,177,454   $2,415,508       $--
                         ============   ============   =============         ===        ============   ==========       ===

*    Net of compensation to counterparties.

AIM International Growth Fund

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At January 31, 2007, securities with an aggregate value of $9,323,098 were on loan to brokers. The loans were secured by cash collateral of $9,904,698 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2007, the Fund received dividends on cash collateral investments of $4,057 for securities lending transactions, which are net of compensation to counterparties.

     NOTE 4 -- INVESTMENT SECURITIES LOANED

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2007 was $254,474,466 and $145,333,642, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,166,239,653
Aggregate unrealized (depreciation) of investment securities       (3,586,565)
                                                               --------------
Net unrealized appreciation of investment securities           $1,162,653,088
                                                               ==============

Cost of investments for tax purposes is $1,837,655,901.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.